Cover	Aug. 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	PRESTIGE CONSUMER HEALTHCARE INC.
Entity Central Index Key	0001295947
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32433
Entity Tax Identification Number	20-1297589
Entity Address, Address Line One	660 White Plains Road
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	914
Local Phone Number	524-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PBH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false